Exploration and Evaluation Assets (Details)																							12 Months Ended
	Oct. 13, 2023 m²	Aug. 24, 2023 m²	Mar. 13, 2023 m²	Mar. 04, 2023 m²	Feb. 03, 2023 USD ($) shares	Jan. 27, 2023	Dec. 15, 2022 m²	Dec. 09, 2022 shares	Dec. 01, 2022 m²	Nov. 25, 2022 m²	Nov. 14, 2022	Jun. 13, 2022 m²	Mar. 02, 2022 m²	Jan. 03, 2022 m²	Jun. 07, 2021 CAD ($) m² shares	Apr. 20, 2021 CAD ($) shares	Mar. 12, 2021 m²	Feb. 03, 2021 m²	Jan. 18, 2021 m²	Oct. 02, 2020 m²	Sep. 14, 2020 m²	Mar. 17, 2020 m²	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2024 AUD ($) shares	Apr. 05, 2023	Nov. 08, 2022	Nov. 07, 2022	Oct. 29, 2022 shares	Oct. 21, 2022	May 02, 2022 shares	Aug. 13, 2021 shares	Feb. 28, 2021
Exploration and Evaluation Assets [Line Items]
Acquire interest																							25.00%					25.00%
Shares issued (in Shares) | shares																							1,425,000			3,650,000		1,425,000						33,355
Share amount (in Dollars)																							$ 121,200			$ 217,371	$ 82,442
Royalty percentage																							3.00%					3.00%
Royalty amount (in Dollars)																							$ 1,000,000
Initial interest rate																							50.00%	50.00%	50.00%
Payment and issuing (in Dollars)																									$ 300,000
Interest rate																							25.00%	25.00%	25.00%
Paying amount (in Dollars)																							$ (121,200)			(241,453)	$ (82,442)
Cash payment																							$ 1,704,908			$ 3,664,578
Valuation amount (in Dollars)																									$ 2,000,000
Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							1.00%					1.00%
Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							2.00%					2.00%
Abitibi Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																100.00%	100.00%
Number of mineral claim																	235
Hectares (in Square Meters) | m²																	12,500
Shares issued (in Shares) | shares																1,078,947
Share amount (in Dollars)																$ 250,000
Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest											100.00%
Non refundable payment																							$ 530,925		$ 600,000
Initial interest rate																							50.00%	50.00%	50.00%
Payment and issuing (in Dollars)																									$ 150,000
Infini Joint Venture Agreement [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim											438
Battery Age Minerals Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Shares issued (in Shares) | shares																							1,375,000					1,375,000
Battery Age Minerals [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																							10.00%					10.00%
Interest rate																							100.00%	100.00%	100.00%
Paying amount (in Dollars)																							$ 513,975
Aggregate interest rate																							90.00%	90.00%	90.00%
Cash payment																							$ 46,175					$ 50,000
Earning interest rate																							90.00%	90.00%	90.00%
Falcon Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Paying amount (in Dollars)																							$ 290,295
Augustus Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																			100.00%												100.00%	100.00%
Number of mineral claim																			21
Hectares (in Square Meters) | m²																			900
Shares issued (in Shares) | shares																																350,000
Royalty percentage																							2.00%					2.00%
Royalty amount (in Dollars)																							$ 1,000,000
Augustus Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							1.00%					1.00%
Augustus Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							1.00%					1.00%
Canadian Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest					100.00%													100.00%
Number of mineral claim																		12
Hectares (in Square Meters) | m²																		700
Shares issued (in Shares) | shares					230,263
Royalty percentage																							2.00%					2.00%
Royalty amount (in Dollars)																							$ 1,000,000
Non refundable payment					$ 60,000
Canadian Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							1.00%					1.00%
Canadian Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																							1.00%					1.00%
Cosgrave Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest		100.00%																					100.00%					100.00%
Number of mineral claim		198
Hectares (in Square Meters) | m²		3,700
Shares issued (in Shares) | shares																							175,000					175,000
Royalty percentage																							1.50%					1.50%
Royalty amount (in Dollars)																							$ 500,000
Non refundable payment																								$ 22,500
Cosgrave Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							0.75%	0.75%	0.75%
Cosgrave Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							0.75%	0.75%	0.75%
Electron Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest													100.00%										25.00%					25.00%		100.00%
Number of mineral claim													438
Hectares (in Square Meters) | m²													30,000
Royalty percentage																							3.00%					3.00%
Royalty amount (in Dollars)																							$ 1,000,000
Payment and issuing (in Dollars)																									$ 300,000
Interest rate																							75.00%	75.00%	75.00%
Electron Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim											230
GMR royalties																							1.00%	1.00%	1.00%
Electron Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																							2.00%	2.00%	2.00%
Electron Lithium Property [Member] | Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Payment and issuing (in Dollars)																									$ 150,000
Electron Lithium Property [Member] | Infini Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																							25.00%					25.00%
Interest rate																							100.00%	100.00%	100.00%
Falcon Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest														100.00%																			100.00%
Number of mineral claim														48
Hectares (in Square Meters) | m²														1,000
Shares issued (in Shares) | shares																							750,000					750,000
Non refundable payment																							$ 139,358		$ 150,000
Initial interest rate																							65.00%	65.00%	65.00%
Interest rate						100.00%
Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest							100.00%
Number of mineral claim							55
Hectares (in Square Meters) | m²							3,100
Jubilee Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest									100.00%														100.00%					100.00%
Number of mineral claim									10
Hectares (in Square Meters) | m²									3,300
Royalty percentage																							2.00%					2.00%
Kokanee Creek and Independence Gold Properties [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																						100.00%					100.00%
Number of mineral claim																						5
Hectares (in Square Meters) | m²																						2,690
Royalty percentage																							2.00%					2.00%
NSR royality																							1.00%	1.00%	1.00%
Paying amount (in Dollars)																							$ 1,000,000
McNeely Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest															100.00%
Number of mineral claim															66
Hectares (in Square Meters) | m²															2,400
Shares issued (in Shares) | shares															526,316
NSR royality																							1.00%	1.00%	1.00%
GMR royalties																							3.00%	3.00%	3.00%
Paying amount (in Dollars)															$ 250,000								$ 200,000
North Spirit Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest												100.00%											100.00%					100.00%
Number of mineral claim												124
Hectares (in Square Meters) | m²												2,500
Shares issued (in Shares) | shares																							1,105,262					1,105,262
Royalty percentage																							1.00%					1.00%
Pontax West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest	100.00%																						100.00%					100.00%
Number of mineral claim	72
Hectares (in Square Meters) | m²	3,800
Royalty percentage																							1.00%					1.00%
NSR royality																							1.00%	1.00%	1.00%
Paying amount (in Dollars)																							$ 1,000,000
Pontax West Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							0.50%	0.50%	0.50%
Pontax West Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							1.00%	1.00%	1.00%
Red Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																					100.00%						100.00%									100.00%
Number of mineral claim																					94
Hectares (in Square Meters) | m²																					1,900
Shares issued (in Shares) | shares																											730,263								730,263
Royalty percentage																							2.50%					2.50%
Paying amount (in Dollars)																							$ 1,000,000
Red Lake Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							1.00%	1.00%	1.00%
Red Lake Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																							1.50%	1.50%	1.50%
Rose West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest								100.00%		100.00%																			100.00%
Number of mineral claim										32
Hectares (in Square Meters) | m²										1,700
Shares issued (in Shares) | shares								1,300,000
GMR royalties								1.00%															1.00%	1.00%	1.00%
Rose East Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest				100.00%																			100.00%					100.00%
Number of mineral claim				59
Hectares (in Square Meters) | m²				3,100
GMR royalties																							1.00%	1.00%	1.00%
Interest rate																							0.50%	0.50%	0.50%
Paying amount (in Dollars)																							$ 1,000,000
Titan Gold Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																				100.00%
Number of mineral claim																				80
Hectares (in Square Meters) | m²																				4,400
Trix Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest			100.00%
Number of mineral claim			23
Hectares (in Square Meters) | m²			11,000